SUMMARY OF SIGNIFICANT POLICIES (Tables)	9 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF CASH EQUIVALENTS AND RESTRICTED CASH

The Company reconciles cash, cash equivalents, and restricted cash reported in its unaudited condensed consolidated balance sheets that aggregate to the beginning and ending balances shown in the Company’s unaudited condensed consolidated statements of cash flows as follows:

	September 30,	December 31,
	2025	2024
Cash and cash equivalents	$879,168	$407,182
Restricted cash	5,316	5,824
Total cash, cash equivalents and restricted cash	$884,484	$413,006